Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST XI
Central Index Key	dei_EntityCentralIndexKey	0000911637
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2012
MFS Blended Research Core Equity Fund (Prospectus Summary) | MFS Blended Research Core Equity Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUEAX
MFS Blended Research Core Equity Fund (Prospectus Summary) | MFS Blended Research Core Equity Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUSBX
MFS Blended Research Core Equity Fund (Prospectus Summary) | MFS Blended Research Core Equity Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUECX
MFS Blended Research Core Equity Fund (Prospectus Summary) | MFS Blended Research Core Equity Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUSEX
MFS Blended Research Core Equity Fund (Prospectus Summary) | MFS Blended Research Core Equity Fund | W
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUEWX
MFS Blended Research Core Equity Fund (Prospectus Summary) | MFS Blended Research Core Equity Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUERX
MFS Blended Research Core Equity Fund (Prospectus Summary) | MFS Blended Research Core Equity Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUESX
MFS Blended Research Core Equity Fund (Prospectus Summary) | MFS Blended Research Core Equity Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUETX
MFS Blended Research Core Equity Fund (Prospectus Summary) | MFS Blended Research Core Equity Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MUEUX
MFS Mid Cap Value Fund (Prospectus Summary) | MFS Mid Cap Value Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MVCAX
MFS Mid Cap Value Fund (Prospectus Summary) | MFS Mid Cap Value Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCBVX
MFS Mid Cap Value Fund (Prospectus Summary) | MFS Mid Cap Value Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MVCCX
MFS Mid Cap Value Fund (Prospectus Summary) | MFS Mid Cap Value Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCVIX
MFS Mid Cap Value Fund (Prospectus Summary) | MFS Mid Cap Value Fund | 529A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EACVX
MFS Mid Cap Value Fund (Prospectus Summary) | MFS Mid Cap Value Fund | 529B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EBCVX
MFS Mid Cap Value Fund (Prospectus Summary) | MFS Mid Cap Value Fund | 529C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECCVX
MFS Mid Cap Value Fund (Prospectus Summary) | MFS Mid Cap Value Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MVCGX
MFS Mid Cap Value Fund (Prospectus Summary) | MFS Mid Cap Value Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCVRX
MFS Mid Cap Value Fund (Prospectus Summary) | MFS Mid Cap Value Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MVCHX
MFS Mid Cap Value Fund (Prospectus Summary) | MFS Mid Cap Value Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MVCJX